Tax	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Tax	Tax
Accounting for income taxes
The Barclays Bank Group applies IAS 12 Income Taxes in accounting for taxes on income. Income tax payable on taxable profits (current tax) is recognised as an expense in the periods in which the profits arise. Withholding taxes are also treated as income taxes. Income tax recoverable on tax allowable losses is recognised as a current tax asset only to the extent that it is regarded as recoverable by offsetting against taxable profits arising in the current or prior periods. Current tax is measured using tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.
Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised. Deferred tax liabilities are recognised for all taxable temporary differences except for the initial recognition of goodwill. Deferred tax is not recognised where the temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss. Deferred tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date which are expected to apply when the deferred tax asset is realised or the deferred tax liability is settled. Deferred tax assets and liabilities are only offset when there is both a legal right to set-off and an intention to settle on a net basis.
The Barclays Bank Group considers an uncertain tax position to exist when it considers that ultimately, in the future, the amount of profit subject to tax may be greater than the amount initially reflected in the Barclays Bank Group’s tax returns. The Barclays Bank Group accounts for provisions in respect of uncertain tax positions in two different ways.
A current tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will alter the amount of cash tax due to, or from, a tax authority in the future. From recognition, the current tax provision is then measured at the amount the Barclays Bank Group ultimately expects to pay the tax authority to resolve the position. The accrual of interest and penalty amounts in respect of uncertain income tax positions is recognised as an expense within profit before tax.
Deferred tax provisions are adjustments made to the carrying value of deferred tax assets in respect of uncertain tax positions. A deferred tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will result in a reduction in the carrying value of the deferred tax asset. From recognition of a provision, measurement of the underlying deferred tax asset is adjusted to take into account the expected impact of resolving the uncertain tax position on the loss or temporary difference giving rise to the deferred tax asset.
The approach taken to measurement takes account of whether the uncertain tax position is a discrete position that will be reviewed by the tax authority in isolation from any other position, or one of a number of issues which are expected to be reviewed together concurrently and resolved simultaneously with a tax authority. The Barclays Bank Group’s measurement of provisions is based upon its best estimate of the additional profit that will become subject to tax. For a discrete position, consideration is given only to the merits of that position. Where a number of issues are expected to be reviewed and resolved together, the Barclays Bank Group will take into account not only the merits of its position in respect of each particular issue but also the overall level of provision relative to the aggregate of the uncertain tax positions across all the issues that are expected to be resolved at the same time. In addition, in assessing provision levels, it is assumed that tax authorities will review uncertain tax positions and that all facts will be fully and transparently disclosed.
Critical accounting estimates and judgements
There are two key areas of judgement that impact the reported tax position. Firstly, the level of provisioning for uncertain tax positions; and secondly, the recognition and measurement of deferred tax assets.
The Barclays Bank Group does not consider there to be a significant risk of a material adjustment to the carrying amount of current and deferred tax balances, including provisions for uncertain tax positions in the next financial year. The provisions for uncertain tax positions cover a diverse range of issues and reflect advice from external counsel where relevant. It should be noted that only a proportion of the total uncertain tax positions will be under audit at any point in time, and could therefore be subject to challenge by a tax authority over the next year.
Deferred tax assets have been recognised based on business profit forecasts which included consideration for the current view of climate impacts.
Details on the recognition of deferred tax assets are provided in this note.

	2023	2022	2021
	£m	£m	£m
Current tax charge/(credit)
Current year	605	623	904
Adjustments in respect of prior years	(96)	(625)	393
	509	(2)	1,297
Deferred tax charge/(credit)
Current year	43	19	(179)
Adjustments in respect of prior years	110	468	(288)
	153	487	(467)
Tax charge	662	485	830
The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2023	2023	2022	2022	2021	2021
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	4,223		4,867		5,418
Tax charge based on the applicable UK corporation tax rate of 23.5% (2022: 19%, 2021: 19%)	992	23.5%	925	19.0%	1,029	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23.6% (2022: 22.3%, 2021: 24.0%))	3	0.1%	160	3.3%	273	5.0%

Recurring items:
Non-creditable taxes including withholding taxes	124	3.0%	117	2.4%	124	2.3%
Non-deductible expenses	47	1.1%	28	0.6%	61	1.1%
Impact of UK bank levy being non-deductible	35	0.8%	28	0.6%	25	0.5%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	14	0.3%	17	0.3%	25	0.5%
Adjustments in respect of prior years	14	0.3%	(157)	(3.2%)	105	1.9%
Tax adjustments in respect of share-based payments	1	—	10	0.2%	(5)	(0.1%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(58)	(1.4%)	(146)	(3.0%)	(140)	(2.6%)
Non-taxable gains and income	(60)	(1.4%)	(129)	(2.6%)	(152)	(2.8%)
Banking surcharge[a] and other items	(89)	(2.1%)	(39)	(0.8%)	(48)	(0.9%)
Tax relief on payments made under AT1 instruments	(174)	(4.1%)	(136)	(2.8%)	(113)	(2.1%)
Tax relief on holdings of inflation-linked government bonds	(194)	(4.6%)	(510)	(10.5%)	(157)	(2.9%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	—	—	183	3.8%	(218)	(4.0%)
Non-deductible provisions for investigations and litigation	—	—	85	1.7%	—	—
Non-deductible provisions for UK customer redress	7	0.2%	49	1.0%	21	0.4%
Total tax charge	662	15.7%	485	10.0%	830	15.3%
Note
aBanking surcharge includes the impact of the 4.25% UK banking surcharge rate on profits/losses and tax adjustments relating to UK banking entities.
Factors influencing the effective tax rate
As a result of the increase in the UK corporation tax rate from 19% to 25% from 1 April 2023, the applicable UK corporation tax rate for the year ended
31 December 2023 is 23.5%. In addition, the banking surcharge rate reduced from 8% to 3% from 1 April 2023 resulting in a total tax rate applicable to banks’ UK profits of 27.75% for the year ended 31 December 2023.
The effective tax rate of 15.7% is lower than the applicable UK corporation tax rate of 23.5% primarily due to tax relief on holdings of inflation-linked government bonds, and tax relief on payments made under AT1 instruments. These factors, which have each decreased the effective tax rate, are partially offset by non-creditable taxes including withholding taxes.
Factors that may influence the effective tax rate in future periods
The Barclays Bank Group’s future tax charge will be sensitive to the geographic mix of profits earned, the tax rates in force and changes to the tax rules in the jurisdictions that the Barclays Bank Group operates in.
Tax law is, at times, complex, and it is the role of courts and tribunals to act as the final authority on the correct interpretation of tax law. In October
2023, a First-tier Tax Tribunal hearing took place between Barclays Bank PLC and HM Revenue & Customs in respect of the UK corporation tax treatment of an element of the finance costs associated with reserve capital instruments issued as part of the capital raising announced by Barclays in
October 2008, which have since been redeemed. The maximum additional tax liability that could arise under the dispute is £215m and a provision of
£106m is carried in respect of this uncertainty. The judgement is expected to be received in early 2024.
The OECD and G20 Inclusive Framework on Base Erosion and Profit Shifting announced plans under the Pillar Two Framework to introduce a global minimum tax rate of 15% and the OECD issued model rules in 2021. Further OECD guidance has been released during 2022 and 2023 and the UK
Government enacted legislation on 11 July 2023 to implement the global minimum tax rules and a UK domestic minimum tax. The UK’s Pillar Two rules apply for accounting periods beginning on or after 31 December 2023 and will apply in respect of profits for every jurisdiction where the Barclays Bank
Group operates.
Additionally, the Barclays Bank Group may be subject to Qualifying Domestic Minimum Top-up Taxes (QDMTTs) under the Pillar Two rules implemented in its operating jurisdictions. The application of QDMTT rules should not affect the overall impact of any additional taxes resulting from the Pillar Two regime on the Barclays Bank Group’s tax charge, as any taxes paid under a local QDMTT would be expected to result in a reduction in any top-up tax being payable in the UK.
The Barclays Bank Group has adopted the International Tax Reform - Pillar Two Model Rules amendments to IAS 12, which were issued on 23 May
2023 and approved by the UK Endorsement Board on 19 July 2023, and has applied the exception set out in paragraph 4A in respect of recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
The Barclays Bank Group has reviewed the published UK legislation alongside the OECD model rules and guidance and has performed an assessment of the expected impact of the new regime. Additional taxes resulting from the implementation of Pillar Two are expected to arise from 1 January 2024 in respect of a limited number of jurisdictions in which the Barclays Bank Group operates, principally in the Isle of Man, Jersey, Guernsey, and Ireland, by
virtue of their low statutory tax rates. However, these additional taxes are not expected to significantly increase the Barclays Bank Group's future tax charge based on an estimated impact of c.£20m per annum, with actual future liabilities being dependent on levels of profits in particular jurisdictions.
The Barclays Bank Group will continue to review further guidance due to be released by the OECD and governments implementing this new tax regime to assess the potential impact.
In the USA, the corporate alternative minimum tax on adjusted financial statements income introduced by the Inflation Reduction Act became effective on 1 January 2023. The Barclays Bank Group will continue to review the regulations and guidance as they are issued. However, the Barclays Bank
Group’s tax liability was not increased as a result of the corporate alternative minimum tax in 2023 and it is not expected that it will materially increase the Barclays Bank Group’s future effective tax rate.
Tax in the consolidated statement of comprehensive income
Tax relating to each component of other comprehensive income can be found in the consolidated statement of comprehensive income.
Tax included directly in equity
Tax included directly in equity comprises a £13m credit (2022: £1m debit) relating to share-based payments and deductible costs on issuing other equity instruments.
Deferred tax assets and liabilities
The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group
	2023	2022
	£m	£m
US Intermediate Holding Company Tax Group ('IHC Tax Group')	973	1,094
Barclays Bank PLC's US Branch Tax Group	386	482
UK Tax Group	2,054	2,557
Other (outside the UK and US tax groups)	475	450
Deferred tax asset	3,888	4,583
Deferred tax liability	(3)	—
Net deferred tax	3,885	4,583
US deferred tax assets in the IHC and the US Branch Tax Groups
The deferred tax asset in the IHC Tax Group of £973m (2022: £1,094m) includes £35m (2022: £21m) relating to tax losses, with the balance relating to temporary differences. The deferred tax asset in Barclays Bank PLC’s US Branch Tax Group of £386m (2022: £482m) relates entirely to temporary differences.
In relation to the IHC Tax Group, these temporary differences include £387m (2022: £434m) arising from New York State and City prior net operating loss conversion which can be carried forward and will expire in 2034. Business profit forecasts indicate that all of the New York State attributable amounts will be utilised prior to expiry and that £38m of the New York City attributable amounts previously recognised will not be utilised prior to expiry. Accordingly, in the current period the deferred tax asset recognised has been reduced by £38m.
UK Tax Group deferred tax assets and liabilities
The net deferred tax asset in the UK Tax Group of £2,054m (2022: £2,557m) includes a deferred tax asset of £1,241m (2022: £1,237m) relating to tax losses with the balance relating to temporary differences. There is no time limit on utilisation of UK tax losses and business profit forecasts indicate these losses will be fully recovered.
Other deferred tax assets (outside the UK and US tax groups)
The deferred tax asset of £475m (2022: £450m) in other entities within the Barclays Bank Group includes £147m (2022: £90m) relating to tax losses.
These deferred tax assets relate to a number of different territories and their recognition is based on profit forecasts or local country law which indicate that it is probable that those deferred tax assets will be fully recovered.
Of the deferred tax asset of £475m (2022: £450m), an amount of £20m (2022: £33m) relates to entities which have suffered a loss in either the current or prior year and the utilisation of which is dependent upon future taxable profits. This has been taken into account in reaching the above conclusion that these deferred tax assets will be fully recovered in the future.
The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

Barclays Bank Group
	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Own credit	Share based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	215	590	2,040	21	548	—	329	1,138	1,348	6,229
Liabilities	(65)	—	—	(1,315)	—	(190)	—	(76)	—	(1,646)
As at 1 January 2023	150	590	2,040	(1,294)	548	(190)	329	1,062	1,348	4,583
Income statement	18	(26)	—	(27)	(12)	—	20	(204)	78	(153)
Other comprehensive income and reserves	—	(54)	(982)	325	—	273	(9)	—	—	(447)
Other movements	(5)	—	—	(2)	(30)	2	(13)	(47)	(3)	(98)
	163	510	1,058	(998)	506	85	327	811	1,423	3,885
Assets	275	510	1,058	16	506	85	327	903	1,423	5,103
Liabilities	(112)	—	—	(1,014)	—	—	—	(92)	—	(1,218)
As at 31 December 2023	163	510	1,058	(998)	506	85	327	811	1,423	3,885

Assets	678	144	309	24	481	426	327	1,134	1,196	4,719
Liabilities	(30)	—	—	(1,674)	—	—	—	(40)	—	(1,744)
As at 1 January 2022	648	144	309	(1,650)	481	426	327	1,094	1,196	2,975
Income statement	(531)	(6)	—	(7)	47	—	(2)	(140)	152	(487)
Other comprehensive income and reserves	—	449	1,731	357	—	(616)	(17)	—	—	1,904
Other movements	33	3	—	6	20	—	21	108	—	191
	150	590	2,040	(1,294)	548	(190)	329	1,062	1,348	4,583
Assets	215	590	2,040	21	548	—	329	1,138	1,348	6,229
Liabilities	(65)	—	—	(1,315)	—	(190)	—	(76)	—	(1,646)
As at 31 December 2022	150	590	2,040	(1,294)	548	(190)	329	1,062	1,348	4,583
Other movements include the impact of changes in foreign exchange rates as well as deferred tax amounts relating to acquisitions and disposals.The amount of deferred tax asset expected to be recovered after more than 12 months for the Barclays Bank Group is £3,577m (2022: £5,514m). The
amount of deferred tax liability expected to be settled after more than 12 months for the Barclays Bank Group is £1,145m (2022: £1,545m). These
amounts are before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.
Unrecognised deferred tax
Tax losses and temporary differences
The Barclays Bank Group has deferred tax assets not recognised in respect of gross deductible temporary differences of £527m (2022: £111m), unused tax credits of £381m (2022: £323m), and gross tax losses of £21,373m (2022: £22,263m). The tax losses include capital losses of £3,657m (2022:
£3,661m). Of these tax losses, £79m (2022: £149m) expire within five years, £13m (2022: £401m) expire within six to ten years, £10,504m (2022:
£10,393m) expire within eleven to twenty years and £10,777m (2022: £11,320m) can be carried forward indefinitely. Deferred tax assets have not been recognised in respect of these items because it is not probable that future taxable profits and gains will be available against which they can be utilised.
Barclays Bank Group investments in subsidiaries, branches and associates
Deferred tax is not recognised in respect of the value of Barclays Bank Group's investments in subsidiaries, branches and associates where the Barclays
Bank Group is able to control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future. The aggregate amount of these temporary differences for which deferred tax liabilities have not been recognised was £870m (2022:
£852m).